Risk management - Regulatory Capital Phase-in Coefficients (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital coefficients
Level 1 ordinary eligible capital (millions of euros)	€ 74,173	€ 73,709
Level 1 additional eligible capital (millions of euros)	3,110
Level 2 eligible capital (millions of euros)	13,422	12,628
Risks (millions of euros)	€ 605,064	€ 588,088
Level 1 ordinary capital coefficient (CET 1) (as a percent)	12.26%	12.53%
Level 1 additional capital coefficient (AT1) (as a percent)	0.51%
Level 1 phase in capital ratio (as a percent)	12.77%	12.53%
Level 2 capital coefficient (TIER 2) (as a percent)	2.22%	2.15%
Total capital coefficient (as a percent)	14.99%	14.68%